Loans (Information By Class Related To Individually Impaired Loans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 342,960,000		$ 403,714,000
Unpaid Principal Balance	401,743,000		469,872,000
Related Allowance	63,628,000		77,334,000
Average Recorded Investment	371,558,000		442,277,000
Interest Income Recognized	6,632,000		7,117,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	55,743,000		111,289,000
Unpaid Principal Balance	75,351,000		134,110,000
Related Allowance	5,969,000		15,895,000
Average Recorded Investment	77,431,000		150,453,000
Interest Income Recognized	786,000		937,000
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	287,217,000		292,425,000
Unpaid Principal Balance	326,392,000		335,762,000
Related Allowance	57,659,000		61,439,000
Average Recorded Investment	294,127,000		291,824,000
Interest Income Recognized	5,846,000		6,180,000
Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	19,234,000		41,650,000
Unpaid Principal Balance	28,920,000		51,141,000
Related Allowance	0		0
Average Recorded Investment	25,028,000		85,498,000
Interest Income Recognized	0		398,000
Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	25,456,000		36,294,000
Unpaid Principal Balance	48,092,000		64,629,000
Related Allowance	0		0
Average Recorded Investment	31,323,000		40,208,000
Interest Income Recognized	0		0
Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	36,509,000		69,639,000
Unpaid Principal Balance	46,431,000		82,969,000
Related Allowance	5,969,000		15,895,000
Average Recorded Investment	52,403,000		64,955,000
Interest Income Recognized	786,000		539,000
Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	261,761,000		256,131,000
Unpaid Principal Balance	278,300,000		271,133,000
Related Allowance	57,659,000		61,439,000
Average Recorded Investment	262,804,000		251,616,000
Interest Income Recognized	5,846,000		6,180,000
General C I [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	9,558,000		26,626,000
Unpaid Principal Balance	10,851,000		28,089,000
Related Allowance	0		0
Average Recorded Investment	15,826,000		46,486,000
Interest Income Recognized	0		108,000
General C I [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	13,295,000		16,741,000
Unpaid Principal Balance	17,644,000		23,016,000
Related Allowance	863,000		1,548,000
Average Recorded Investment	23,382,000		18,291,000
Interest Income Recognized	310,000		185,000
TRUPs [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	0		6,500,000
Unpaid Principal Balance	0		6,500,000
Related Allowance	0		0
Average Recorded Investment	813,000		9,563,000
Interest Income Recognized	0		0
TRUPs [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	13,460,000		33,610,000
Unpaid Principal Balance	13,700,000		33,610,000
Related Allowance	4,310,000		12,747,000
Average Recorded Investment	13,524,000		37,791,000
Interest Income Recognized	0		0
Income C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	8,528,000		8,524,000
Unpaid Principal Balance	16,242,000		16,552,000
Related Allowance	0		0
Average Recorded Investment	7,671,000		21,304,000
Interest Income Recognized	0		168,000
Income C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	8,384,000		12,374,000
Unpaid Principal Balance	9,756,000		14,094,000
Related Allowance	650,000		810,000
Average Recorded Investment	9,944,000		5,725,000
Interest Income Recognized	286,000		201,000
Residential C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	1,148,000		0
Unpaid Principal Balance	1,827,000		0
Related Allowance	0		0
Average Recorded Investment	718,000		8,145,000
Interest Income Recognized	0		122,000
Residential C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	1,370,000		6,914,000
Unpaid Principal Balance	5,331,000		12,249,000
Related Allowance	146,000		790,000
Average Recorded Investment	5,553,000		3,148,000
Interest Income Recognized	190,000		153,000
Home Equity [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	13,379,000	[1]	16,825,000	[1]
Unpaid Principal Balance	32,471,000		38,624,000
Related Allowance	0		0
Average Recorded Investment	15,670,000		19,418,000
Interest Income Recognized	0		0
Home Equity [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	84,169,000		70,297,000
Unpaid Principal Balance	86,252,000		71,692,000
Related Allowance	18,942,000		16,506,000
Average Recorded Investment	77,306,000		66,154,000
Interest Income Recognized	1,799,000		1,821,000
R E Installment Loans [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	4,819,000	[1]	11,009,000	[1]
Unpaid Principal Balance	6,247,000		14,062,000
Related Allowance	0		0
Average Recorded Investment	7,855,000		11,955,000
Interest Income Recognized	0		0
R E Installment Loans [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	70,858,000		72,291,000
Unpaid Principal Balance	72,094,000		73,230,000
Related Allowance	21,836,000		27,667,000
Average Recorded Investment	73,374,000		72,408,000
Interest Income Recognized	1,198,000		1,340,000
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	7,258,000	[1]	8,460,000	[1]
Unpaid Principal Balance	9,374,000		11,943,000
Related Allowance	0		0
Average Recorded Investment	7,798,000		8,835,000
Interest Income Recognized	0		0
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	106,201,000		112,998,000
Unpaid Principal Balance	119,421,000		125,666,000
Related Allowance	16,627,000		17,042,000
Average Recorded Investment	111,528,000		112,356,000
Interest Income Recognized	2,823,000		2,990,000
Credit Card Other [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	533,000		545,000
Unpaid Principal Balance	533,000		545,000
Related Allowance	254,000		224,000
Average Recorded Investment	596,000		698,000
Interest Income Recognized	$ 26,000		$ 29,000

[1]	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.